Annual Total Returns - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Natural Resources Fund - Fidelity Natural Resources Fund
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(21.64%)
Annual Return 2016	30.24%
Annual Return 2017	(0.10%)
Annual Return 2018	(24.22%)
Annual Return 2019	19.08%
Annual Return 2020	(20.85%)
Annual Return 2021	39.38%
Annual Return 2022	41.03%
Annual Return 2023	6.40%
Annual Return 2024	3.76%